November 13, 2012

DREYFUS INSTITUTIONAL RESERVES FUNDS

- DREYFUS INSTITUTIONAL RESERVES TREASURY PRIME FUND

(AGENCY SHARES)

Supplement to Prospectus

dated May 1, 2012

            Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund are no longer offered by the fund and have been terminated as a separately designated class of the fund.

November 13, 2012

DREYFUS INSTITUTIONAL RESERVES FUNDS

- DREYFUS INSTITUTIONAL RESERVES TREASURY PRIME FUND

Supplement to Statement of Additional Information

dated October 1, 2011,

as revised or amended, December 1, 2011, February 1, 2012, March 1, 2012, April 1, 201, May 1, 2012, August 1, 2012 and September 1, 2012

            Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund are no longer offered by the fund and have been terminated as a separately designated class of the fund.